Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited consolidated financial statements and the related notes (the “Financial Statements”) have been prepared in conformity with the U.S. Securities and Exchange Commission (the “SEC”) requirements for quarterly reports on Form 10-Q, and consequently exclude certain disclosures normally included in audited consolidated financial statements prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).These Financial Statements include the accounts of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The Financial Statements should be read in conjunction with the audited consolidated financial statements and the notes contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, as well as the financial statements of Sky for the year ended December 31, 2021 file by the Company on its Current Reports on Form 8-K/A on March 28, 2022, which includes additional disclosures and a summary of the Company's significant accounting policies. In the Company’s opinion, these Financial Statements include all adjustments, consisting of normal recurring items, considered necessary by management to fairly state the Company’s results of operation, financial position, and cash flows. Certain prior year amounts have been reclassified to conform to the current year’s presentation. Except for per share data, all dollar amounts are in thousands unless otherwise noted.

Notwithstanding the legal form of the Yellowstone Transaction pursuant to the terms therein, the Yellowstone Transaction was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method of accounting, Yellowstone was treated as the acquired company for financial reporting purposes, and Sky was treated as the accounting acquirer. In accordance with this accounting method, the Yellowstone Transaction was treated as the equivalent of Sky issuing stock for the net assets of Yellowstone, accompanied by a recapitalization.

Sky was deemed the accounting acquirer for purposes of the Yellowstone Transaction based on an evaluation of the following facts and circumstances:

• The LLC Interests, through their ownership of the Class B Common Stock, hold a majority voting interest in the Company;

• The LLC Interests have the ability to nominate and elect the majority of the Company’s Board of Directors;

• Sky’s senior management team comprises the senior management of the Company; and

• Sky’s assets were larger in relative size compared to Yellowstone’s assets prior to the Yellowstone Transaction.

Thus, the financial statements included in this quarterly report for the three and six months ended June 30, 2022 reflect (i) the historical operating results of Sky prior to the Yellowstone Transaction; (ii) the combined results of Sky and SHG from the date of the Yellowstone Transaction; and (iii) the net assets of SH (formerly Yellowstone) were stated at historical cost, with no goodwill or other intangible assets recorded.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include assumptions used within impairment analyses, estimated useful lives of depreciable assets and amortizable costs, estimates of inputs utilized in determining incentive compensation expense and financial instruments such as warrants, and estimates and assumptions related to right-of-use assets and operating lease liabilities. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties [Policy Text Block]

Risks and Uncertainties

The Company’s operations have been limited to-date. For most of its history, the Company was engaged in securing access to land through ground leases, and developing and constructing aviation hangars. The major risks faced by the Company is its future ability to obtain additional tenants for the facilities that it constructs, and to contract with such tenants for rental income in an amount that is sufficient to meet the Company’s financial obligations, including increasing construction costs due to inflation.

In March 2020, the World Health Organization declared coronavirus 2019 (“COVID-19”) a global pandemic. The outbreak of COVID-19 caused severe disruptions in the global economy and has adversely impacted businesses and financial markets. During 2020, the Company experienced delays in construction due to COVID-19 mandates such as physical distancing, supply chain issues, and subcontractor availability. In 2020, there was a significant slowdown in the aviation sector in general due to decreased travel which has since eased, particularly in private aviation. During 2021 and 2022 to-date, vaccinations for COVID-19 have become widely distributed among the general population which has resulted in loosened restrictions previously mandated. However, the potential emergence of vaccine-resistant variants of COVID-19 could result in restrictions being mandated again or affect the timing of loosened restrictions. The Company’s management is not able, at this time, to determine what, if any, the ultimate impact COVID-19 will have on its future financial condition, results of operations and cash flows.

Liquidity and Capital Resources [Policy Text Block]

Liquidity and Capital Resources

As a result of ongoing construction projects and business development activities, including the development of aircraft hangars and the leasing of available hangar space, the Company has incurred recurring losses and negative cash flows from operating activities since its inception. The Company expects to continue to invest in such activities and generate operating losses in the near future.

The Company obtained long-term financing through bond and equity offerings to fund its construction, lease, and operational commitments, and believes its liquidity is sufficient to allow continued operations for more than one year after the date these financial statements are issued.

Consolidation, Policy [Policy Text Block]

Basis of Consolidation

SHG is deemed to have a controlling interest of Sky through its appointment as the Managing Member of Sky, in which SHG has control over the affairs and decision-making of Sky. The interests in Sky not owned by the Company are presented as non-controlling interests. Sky’s ownership percentage in each of its consolidated subsidiaries is 100%. There are no unconsolidated variable interest entities (“VIEs”) in which Sky is considered to be the primary beneficiary.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Restricted Cash

The Company’s cash is held at a major commercial bank, which cash balance may at times exceed the Federal Deposit Insurance Corporation limit. To date, the Company has not experienced any losses on its cash deposits.

Pursuant to the Company’s bond offering described in Note 8, various restricted trust bank accounts were established. Such trust bank accounts are included in Restricted cash and Restricted investments on the consolidated balance sheet as of June 30, 2022 and December 31, 2021.

Cash and Cash Equivalents The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.
Investment, Policy [Policy Text Block]

Investments

Investments of the Company's cash in various U.S. Treasury securities have been classified as available-for-sale and are carried at estimated fair value as determined based upon quoted market prices. Such investments amounted to $29,913 as of June 30, 2022, of which $14,973 will mature in one year or less, and $14,940 will mature in one through five years.

Unrealized gains and losses are excluded from earnings and are reported as a component of comprehensive income (loss). The Company periodically evaluates whether declines in fair values of its available-for-sale securities below their book value are other-than-temporary. This evaluation consists of several qualitative and quantitative factors regarding the severity and duration of the unrealized loss as well as the Company's ability and intent to hold the available-for-sale security until a forecasted recovery occurs. Additionally, the Company assesses whether it has plans to sell the security or it is more likely than not it will be required to sell any available-for-sale securities before recovery of its amortized cost basis. Realized gains and losses and declines in fair value judged to be other than temporary, if any, on available-for-sale securities are included in other (income) expenses. The costs of investments sold is based on the specific-identification method. There are no realized gains or losses on investments for the periods presented. Interest on available-for-sale securities is included in other (income) expenses.

Restricted Investments Held-to-Maturity

Pursuant to provisions within the Master Indenture of the Series 2021 Bonds, as defined in Note 8, the Company invests the funds held in the restricted trust bank accounts in various U.S. Treasury securities. Therefore, such investments are reported as “Restricted investments” in the accompanying consolidated balance sheets.

The Company has the ability and intent to hold these restricted investments until maturity, and as a result, the Company would not expect the value of these investments to decline significantly due to a sudden change in market interest rates. The held-to-maturity restricted investments are carried on the consolidated balance sheet at amortized cost. The carrying amount of such investments was $138,072 on June 30, 2022, of which $80,346 will mature in one year or less, and $57,726 will mature in one through five years.

Cost of Construction [Policy Text Block]

Cost of Construction

Cost of construction on the consolidated balance sheets is carried at cost. The cost of acquiring an asset includes the costs necessary to bring a capital project to the condition necessary for its intended use. Costs are capitalized once the construction of a specific capital project is probable. Construction labor and other direct costs of construction are capitalized. Professional fees for engineering, procurement, consulting, and other soft costs that are directly identifiable with the project and are considered an incremental direct cost are capitalized. The Company allocates a portion of its internal salaries to both capitalized cost of construction and to general and administrative expense based on the percentage of time certain employees worked in the related areas. Interest, net of the amortization of debt issuance costs and premiums, and net of interest income earned on bond proceeds, is also capitalized until the capital project is completed.

Constructed Assets, Net [Policy Text Block]

Constructed assets, net

Constructed assets on the consolidated balance sheets consists principally of developed airplane hangar buildings, and are carried at cost less accumulated depreciation. Once a capital project is complete, the Company begins to depreciate the constructed asset on a straight-line basis over the lesser of the life of the asset or the remaining term of the related ground lease, including expected renewal terms. Constructed assets, net, as of June 30, 2022 and December 31, 2021 consists of the Sugar Land Phase I project, which is being depreciated over approximately 28 years.

Property, Plant and Equipment, Policy [Policy Text Block]

Other long-lived assets

Long-lived assets on the consolidated balance sheets consists principally of ground support equipment, software, and computer equipment. Long-lived assets are carried at cost less accumulated depreciation. Maintenance and repair expenses are charged to expense as incurred. Depreciation is recognized on a straight-line basis over 3 to 20 years, based on the estimated useful life of the assets.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets

The Company’s assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment analyses are based on, in part, the Company’s current plans, intended holding periods and available market information at the time the analyses are prepared. An impairment exists when the carrying amount of an asset exceeds the aggregate projected future cash flows over the anticipated holding period on an undiscounted basis. An impairment loss is measured based on the excess of the property’s carrying amount over its estimated fair value. Estimates of fair value are determined using discounted cash flow models, which consider, among other things, anticipated holding periods, current market conditions and utilize unobservable quantitative inputs, including appropriate capitalization and discount rates. If the estimates of the projected future cash flows, anticipated holding periods, or market conditions change, evaluation of impairment losses may be different and such differences could be material to the consolidated financial statements. The evaluation of anticipated cash flows is subjective and is based, in part, on assumptions regarding future occupancy, rental rates and other factors that could differ materially from actual results.

Lessee, Leases [Policy Text Block]

Leases

The Company accounts for leases under Accounting Standards Codification (“ASC”) Topic 842, Leases. The Company determines whether a contract contains a lease at the inception of the contract. ASC Topic 842 requires lessees to recognize lease liabilities and right-of-use (“ROU”) assets for all operating leases with terms of more than 12 months on the consolidated balance sheets. The Company has made an accounting policy election that will keep leases with an initial term of 12 months or less off the Company’s consolidated balance sheets and will result in recognizing those lease payments in the consolidated statements of operations on a straight-line basis over the lease term. When management determines that it is reasonably certain that the Company will exercise its options to renew the leases, the renewal terms are included in the lease term and the resulting ROU asset and lease liability balances.

The Company also has tenant leases and accounts for those leases in accordance with the lessor guidance under ASC Topic 842.

The Company has lease agreements with lease and non-lease components; the Company has elected the accounting policy to not separate lease and non-lease components for all underlying asset classes.

The Company has not elected to capitalize any interest cost that is implicit within its operating leases into cost of construction on the consolidated balance sheet, but instead, expenses its ground lease cost in the consolidated statements of operations.

Derivatives, Policy [Policy Text Block]

Warrants liability

The Company accounts for the warrants assumed in the Yellowstone Transaction (see Note 9) in accordance with the guidance contained in ASC Topic 815, “Derivatives and Hedging” (“ASC 815”), under which warrants that do not meet the criteria for equity classification and must be recorded as derivative liabilities. Accordingly, the Company classifies the warrants as liabilities carried at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until the warrants are exercised or expire, and any change in fair value is recognized in the consolidated statement of operations.

Warrants Liability

We account for the warrants in accordance with the guidance contained in Accounting Standards Codification 815 (“ASC 815”), “Derivatives and Hedging”, under which the warrants do not meet the criteria for equity treatment and must be recorded as derivative liabilities. Accordingly, we classify the warrants as liabilities at their fair value and adjust the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until the warrants are exercised, and any change in fair value is recognized in our statement of operations. The fair value of the Private Placement Warrants and the Public Warrants issued in connection with the Public Offering have been measured based on the listed market price of such Warrants.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value of Financial Instruments

ASC Topic 820, Fair Value Measurement and Disclosures, defines fair value and establishes a framework for measuring fair value. The objective of fair value is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). ASC Topic 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three levels: Level 1 – quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities; Level 2 – quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data; and Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. Considerable judgment is necessary to interpret Level 2 and 3 inputs in determining the fair value of financial and non-financial assets and liabilities. Accordingly, fair value estimates may be different than the amounts that may ultimately be realized upon sale or disposition of these assets or settlement of these liabilities. See Note 13.

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts presented in the balance sheet.

Deferred Charges, Policy [Policy Text Block]

Equity issuance costs

The Company accounts for equity issuance costs as an asset within prepaid expenses and other assets on the consolidated balance sheets until the related equity financing is obtained, and then reclassifies such costs as a reduction in equity. As of December 31, 2021, the Company had $2,696 of equity issuance costs included within prepaid and other assets which were subsequently reclassified as part of accounting for the Yellowstone Transaction. As of June 30, 2022, there were no equity issuance costs included within prepaid expenses and other assets.

Revenue [Policy Text Block]

Revenue recognition

The Company leases the hangar facilities that it constructs to third parties. The lease agreements are either on a month-to-month basis or have a defined term and may have options to extend the term. Some of the leases contain options to terminate the lease by either party with given notice. There are no options given to the lessee to purchase the underlying assets. Rental revenue is recognized in accordance with ASC Topic 842, Leases (see Note 7) and includes (i) fixed payments of cash rents, which represents revenue each tenant pays in accordance with the terms of its respective lease and is recognized on a straight-line basis over the term of the lease and (ii) variable payments of tenant reimbursements, which are recoveries of all or a portion of the common area maintenance and operating expenses of the property and are recognized in the same period as the expenses are incurred. As of June 30, 2022 and December 31, 2021, the deferred rent receivable included in prepaid expenses and other assets was $61 and $103, respectively.

The Company evaluates the collectability of tenant receivables for payments required under the lease agreements. If the Company determines that collectability is not probable, the Company recognizes any difference between revenue amounts recognized to date under ASC 842 and payments that have been collected from the lessee, including security deposit amounts held, as a current period adjustment to rental revenue. There were no adjustments to rental revenue for uncollectible tenant rental payments in either of the three and six months ended June 30, 2022 or 2021.

For the three months ended June 30, 2022 and 2021, the Company derived approximately 88% and 90% of its revenue from two tenants, respectively. For the six months ended June 30, 2022 and 2021, the Company derived 89% and 90% of its revenue from two tenants, respectively. Such tenants have ongoing leases with the Company which expire in December 2023 and November 2025, respectively.

Operating Expenses [Policy Text Block]

Operating Expenses

For the three and six months ended June 30, 2022, operating expenses within the consolidated statements of operations includes operating lease expense of $911 and $1,899, respectively. For the three and six months ended June 30, 2021, operating expense includes operating lease expense of $990 and $1,871, respectively. General and administrative expenses on the consolidated statements of operations also includes $18 and $36 of operating lease expense for the three and six months ended June 30, 2022, respectively and $9 and $16 of operating lease expense for the three and six months ended and June 30, 2021, respectively.

Advertising Cost [Policy Text Block]

Advertising Costs

The Company expenses the cost of advertising and marketing as incurred. Advertising and marketing costs recognized as general and administrative expenses totaled $121 and $224 for three and six months ended June 30, 2022, respectively. Advertising and marketing costs recognized as general and administrative expenses totaled $110 and $147 for the three and six months ended June 30, 2021, respectively.

Income Tax, Policy [Policy Text Block]

Income Taxes

SHG is classified as a corporation for Federal income tax purposes and is subject to U.S. Federal and state income taxes. SHG includes in income, for U.S. Federal income tax purposes, its allocable portion of income from the “pass-through” entities in which it holds an interest, including Sky. The “pass-through” entities, are not subject to U.S. Federal and certain state income taxes at the entity level, and instead, the tax liabilities with respect to taxable income are passed through to the members, including SHG. As a result, prior to the Yellowstone Transaction, Sky was not subject to U.S. Federal and certain state income taxes at the entity level.

The Company follows the asset and liability method of accounting for income taxes. This method gives consideration to the future tax consequences associated with the differences between the financial accounting and tax basis of the assets and liabilities as well as the ultimate realization of any deferred tax asset resulting from such differences, as well as from net operating losses and other tax-basis carryforwards. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. When a valuation allowance is increased or decreased, a corresponding tax expense or benefit is recorded.

The Company recorded income tax expense of $0 and the effective tax rate was 0.0% for the three and six months ended June 30, 2022. The effective income tax rate for the three and six months ended June 30, 2022 differs from the federal statutory rate of 21% primarily due to a full valuation allowance against net deferred tax assets as it is more likely than not that the deferred tax assets will not be realized.

Amounts payable under the Tax Receivable Agreement, as defined in Note 3, are accrued by a charge to income when it is probable that a liability has been incurred and the amount is estimable.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

For those liabilities or benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to uncertain tax positions as income tax expense. At December 31, 2021, management has not identified any uncertain tax positions that are not more likely than not to be sustained.

The Company may be subject to potential examination by U.S. federal, states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income amounts in various tax jurisdictions and compliance with U.S. federal, states or foreign tax laws.

The Company is incorporated in the State of Delaware and is required to pay franchise taxes to the State of Delaware on an annual basis.

Earnings Per Share, Policy [Policy Text Block]

Net Loss Per Common Share

Net (loss) income per share of common stock is computed by dividing net (loss) income by the weighted average number of common shares outstanding during the period. We apply the two-class method in calculating earnings per share. Accretion associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

As of December 31, 2021 and December 31, 2020, we had outstanding warrants to purchase up to 14,519,218 shares of Class A common stock. The weighted average of these shares was excluded from the calculation of diluted net (loss) income per share of common stock since the exercise of the warrants is contingent upon the occurrence of future events. As of December 31, 2021, we did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into shares of common stock and then share in our earnings. As a result, diluted net (loss) income per common share is the same as basic net (loss) income per common share for the periods presented.

Reconciliation of Net Earnings (Loss) per common share

Basic and diluted loss per common share is calculated as follows:

	For the Year Ended December 31, 2021		For the Period from August 25, 2020 (inception) through December 31, 2020

	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$2,357,536	$589,383	$(1,868,311)	$(1,156,493)

Denominator:
Weighted-average shares outstanding	13,598,898	3,399,724	6,975,341	4,317,769

Basic and diluted net income (loss) per share	$0.17	$0.17	$(0.27)	$(0.27)

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. At December 31, 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Temporary Equity [Policy Text Block]

Redeemable Shares of Class A Common Stock

All of the 13,598,898 shares of Class A common stock sold as parts of the Units in the Public Offering contain a redemption feature. In accordance with the Accounting Standards Codification 480-10-S99-3A (“ASC 480”), “Classification and Measurement of Redeemable Securities”, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. The Company classifies all shares of Class A common stock as redeemable.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently issued accounting pronouncements not yet adopted

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements based on current operations of the Company. The impact of any recently issued accounting standards will be re-evaluated on a regular basis or if a Business Combination is completed where the impact could be material.